Other financial items (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Other financial items [Abstract]
Gain in Commercial Interest Reference Rate amortization	$ 7	$ 8
Gain on partial redemption of investment in bond		43	16
Loss on unamortized funding arrangement fees		11
Dividend paid in kind			$ 25